Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Oct. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 07, 2017	Mar. 31, 2017	Jan. 27, 2017	Mar. 31, 2016	Nov. 20, 2015	Mar. 31, 2015
EuroPacific Growth Fund® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class A (with sales charge)
Account Value	$ 15,278		$ 15,286		$ 13,519		$ 14,028		$ 15,527		$ 9,691	$ 11,144	$ 11,726		$ 9,712		$ 8,616		$ 9,426
EuroPacific Growth Fund® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class C (with sales charge)
Account Value	$ 15,251		15,260		13,496		14,109		15,732		9,893	11,461	12,154		10,143		9,070		10,000
EuroPacific Growth Fund® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class T (with sales charge)
Account Value	$ 15,677		15,642		13,798		14,280		15,769		9,818	11,261	11,824	$ 9,750
EuroPacific Growth Fund® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class F-1
Account Value	$ 16,170		16,181		14,316		14,853		16,449		10,268	11,808	12,431		10,300		9,140		10,000
EuroPacific Growth Fund® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class F-2
Account Value	$ 16,623		16,586		14,632		15,141		16,719		10,409	11,938	12,534		10,354		9,164		10,000
EuroPacific Growth Fund® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class F-3
Account Value	$ 16,823		16,769		14,776		15,273		16,847		10,479	12,004	12,590			$ 10,000
EuroPacific Growth Fund® - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class 529-A (with sales charge)
Account Value	$ 15,584		15,593		13,795		14,319		15,851		9,897	11,383	11,987		9,930		8,816		9,650
EuroPacific Growth Fund® - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class 529-C (with sales charge)
Account Value	$ 15,540		15,550		13,756		14,279		15,807		9,869	11,438	12,133		10,131		9,065		10,000
EuroPacific Growth Fund® - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class 529-E
Account Value	$ 15,784		15,828		14,035		14,599		16,202		10,138	11,686	12,332		10,243		9,114		10,000
EuroPacific Growth Fund® - Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class 529-T (with sales charge)
Account Value	$ 15,614		15,590		13,757		14,242		15,736		9,802	11,250	11,819	9,750
EuroPacific Growth Fund® - Class 529-F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class 529-F-1
Account Value	$ 16,480		16,464		14,537		15,060		16,645		10,369	11,900	12,502		10,335		9,156		10,000
EuroPacific Growth Fund® - Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class 529-F-2
Account Value	$ 11,976	$ 12,561	11,951	$ 10,082	10,542	$ 8,437	10,910	$ 12,578	12,050	$ 10,000
EuroPacific Growth Fund® - Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class 529-F-3
Account Value	$ 12,004	12,587	11,973	10,100	10,556	8,448	10,922	12,589	12,054	10,000
EuroPacific Growth Fund® - Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class R-1
Account Value	$ 15,040		15,159		13,504		14,112		15,739		9,897	11,465	12,160		10,149		9,073		10,000
EuroPacific Growth Fund® - Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class R-2
Account Value	$ 15,061		15,178		13,520		14,125		15,752		9,905	11,472	12,167		10,153		9,075		10,000
EuroPacific Growth Fund® - Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class R-2E
Account Value	$ 15,520		15,595		13,851		14,433		16,052		10,065	11,622	12,292		10,227		9,111		10,000
EuroPacific Growth Fund® - Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class R-3
Account Value	$ 15,741		15,792		14,007		14,573		16,179		10,128	11,680	12,329		10,243		9,113		10,000
EuroPacific Growth Fund® - Class R-4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class R-4
Account Value	$ 16,220		16,224		14,347		14,882		16,474		10,281	11,821	12,441		10,303		9,142		10,000
EuroPacific Growth Fund® - Class R-5E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class R-5E
Account Value	$ 17,126		17,098		15,088		15,622		17,260		10,751	12,332	12,952		10,703			$ 10,000
EuroPacific Growth Fund® - Class R-5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class R-5
Account Value	$ 16,719		16,674		14,698		15,200		16,777		10,437	11,963	12,553		10,367		9,168		10,000
EuroPacific Growth Fund® - Class R-6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	EuroPacific Growth Fund — Class R-6
Account Value	$ 16,800		16,744		14,755		15,252		16,825		10,464	11,987	12,572		10,375		9,174		10,000
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index) ex USA
Account Value	$ 16,255	$ 14,301	$ 15,322	$ 11,409	$ 13,528	$ 9,477	$ 14,251	$ 12,664	$ 14,466	$ 10,000	$ 9,682	$ 11,468	$ 11,972	$ 10,000	$ 10,274	$ 10,000	$ 9,081	$ 10,000	$ 10,000